HUMANKIND BENEFIT CORPORATION

79 Madison Avenue

New York, NY 10016

(646) 838-4352

FILED VIA EDGAR

May 2, 2025

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:       Humankind Benefit Corporation (the “Company”)

Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A

File Nos. 333-248060 and 811-23602

Ladies and Gentlemen:

This letter is being transmitted by the Company, on behalf of its series, the Humankind US Stock ETF (the “Fund”), pursuant to Rule 497(j) under the Securities Act of 1933, as amended.

Pursuant to Rule 497(j), and on behalf of the Company, the undersigned hereby certifies that (i) the Prospectus and Statement of Additional Information for the Fund that would have been filed pursuant to paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 5 (SEC Accession No. 0001580642-25-002674) to the Company’s Registration Statement on Form N-1A (the “Amendment”); and (ii) the text of the Amendment was filed electronically with the U.S. Securities and Exchange Commission on April 30, 2025.

If you have any questions concerning this filing, please contact the undersigned at (513) 346-4204.

Very truly yours,

/s/ Bernard Brick

Bernard Brick

Secretary

cc:	James Katz
Todd Zerega, Esq.
Robert Kim, Esq.
Mark Parise, Esq.